Deferred Revenue	12 Months Ended
Dec. 31, 2025
Deferred Revenue Disclosure [Abstract]
Deferred Revenue
20. Deferred Revenue
The following table shows a reconciliation in the current reporting period related to carried-forward deferred revenue.

	For the Year Ended December 31,
	2023	2024	2025
Deferred revenue - beginning of year	1,083,249	1,299,943	2,098,435
Additions	28,513,918	38,634,319	73,353,774
Recognition	(28,297,224)	(37,835,827)	(72,783,130)

Deferred revenue - end of year	1,299,943	2,098,435	2,669,079
Less: Deferred revenue, current portion	(630,997)	(1,275,716)	(1,463,065)

Deferred revenue, non-current portion	668,946	822,719	1,206,014

Deferred revenue represents transaction price allocated to the performance obligations that are not yet satisfied or partially satisfied, which primarily arises from the undelivered vehicles, technical research and development services, lifetime warranty of battery and other performance obligations identified in the vehicle sales contracts.
The Group expects that 55% of transaction price allocated to unsatisfied performance obligations which were accounted for as deferred revenue as of December 31, 2025 will be recognized as revenue during the period from January 1, 2026 to December 31, 2026. The remaining 45% will be substantially recognized during the period from January 1, 2027 to December 31, 2036.